IFRS 7 - Disclosure - Market Risk - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure of Risk Management [line items]
Effect of one percent appreciation of Canadian currency rate on impact on equity	$ 150	$ 153
Change in fair value of hedging derivatives included in AOCI	$ 142	137	$ (25)
Market risk [member]
Disclosure of Risk Management [line items]
Stress testing and scenario analysis period	1 month
Interest rate sensitivity period	12-month
Market risk [member] | Value at Risk [member]
Disclosure of Risk Management [line items]
Statistical technique percentage of confidence level to measure potential overnight loss	99.00%
Value at risk holding period	1 day
Market risk [member] | Stressed value at risk [member]
Disclosure of Risk Management [line items]
Stressed value at risk horizon period	10 days
Stressed value at risk period	12-month period
Market risk [member] | Incremental risk charge [member]
Disclosure of Risk Management [line items]
Incremental risk charge period	1 year
Currency risks [member] | Cash flow hedges [member]
Disclosure of Risk Management [line items]
Change in fair value of hedging derivatives included in AOCI	$ 0	$ 3